Accounts receivable, net - Percentage of revenues by client (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable
Allowance for doubtful accounts	$ 38,044	$ 33,474	$ 16,986	$ 12,400
Aeroenlaces Nacionales, S. A. de C. V.
Accounts receivable
Percentage of entity's accounts receivable	37.90%	39.50%	36.30%
Percentage of entity's revenues	32.00%	33.20%	30.90%
Concesionaria Vuela Compaa de Aviacion, S.A.P.I. de C.V.
Accounts receivable
Percentage of entity's accounts receivable	17.70%	17.90%	21.00%
Percentage of entity's revenues	16.60%	14.50%	18.80%
Aerolitoral, S. A. de C. V.
Accounts receivable
Percentage of entity's accounts receivable	4.20%	5.10%	5.30%
Percentage of entity's revenues	3.90%	4.50%	6.10%
Aerovas de Mxico, S. A. de C.V.
Accounts receivable
Percentage of entity's accounts receivable	12.00%	11.40%	13.00%
Percentage of entity's revenues	10.50%	10.90%	9.80%